Long-Term Debt - Schedule of Long-Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Long Term Debt, Gross	$ 12,824,375	$ 14,170,643
Less: premiums, discounts, and unamortized debt issuance costs, net	(127,622)	(120,038)
Long Term Debt	12,696,753	14,050,605
Less: Current portion, net of discounts and unamortized debt issuance costs	(328,442)	(1,245,320)
Long-term debt	12,368,311	12,805,285
Term Loans [Member]
Debt Instrument [Line Items]
Line of credit	2,716,000	2,744,000
M G M China Credit Facility
Debt Instrument [Line Items]
Line of credit	1,559,909	553,177
4.25% convertible senior notes, due 2015 [Member]
Debt Instrument [Line Items]
Long Term Debt		1,450,000
6.625% senior notes, due 2015 [Member]
Debt Instrument [Line Items]
Senior notes		875,000
6.875% senior notes, due 2016 [Member]
Debt Instrument [Line Items]
Senior notes	242,900	242,900
7.5% senior notes, due 2016 [Member]
Debt Instrument [Line Items]
Senior notes	732,749	732,749
10% senior notes, due 2016 [Member]
Debt Instrument [Line Items]
Senior notes	500,000	500,000
7.625% senior notes, due 2017 [Member]
Debt Instrument [Line Items]
Senior notes	743,000	743,000
11.375% senior notes, due 2018 [Member]
Debt Instrument [Line Items]
Senior notes	475,000	475,000
8.625% senior notes, due 2019 [Member]
Debt Instrument [Line Items]
Senior notes	850,000	850,000
5.25% senior notes, due 2020 [Member]
Debt Instrument [Line Items]
Senior notes	500,000	500,000
6.75% senior notes, due 2020 [Member]
Debt Instrument [Line Items]
Senior notes	1,000,000	1,000,000
6.625% senior notes, due 2021 [Member]
Debt Instrument [Line Items]
Senior notes	1,250,000	1,250,000
7.75% senior notes, due 2022 [Member]
Debt Instrument [Line Items]
Senior notes	1,000,000	1,000,000
6% senior notes, due 2023 [Member]
Debt Instrument [Line Items]
Senior notes	1,250,000	1,250,000
7% debentures, due 2036 [Member]
Debt Instrument [Line Items]
Unsecure debt	552	552
6.7% debentures, due 2096 [Member]
Debt Instrument [Line Items]
Unsecure debt	$ 4,265	$ 4,265